10-Q INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The Company’s intangible assets at December 31, 2021 and 2020 include the following:

Description	Estimated Economic Life	December 31, 2021	December 31, 2020
Developed technologies	10 years	$18,882,401	$—
Lease intangible	30 years	3,621,488
License agreements	10 years	510,752	—
In-process research and development	10 years	350,000
Customer agreements	1 year	122,885	—
Distribution agreements	8 years	19,733	—
Trademarks	10 years	7,000

Accumulated amortization	(338,958)	—
Intangible assets, net	$23,175,301	$—
Accumulated amortization as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Developed technologies	$231,920	$—
License agreements	20,625	—
In-process research and development	2,991	—
Customer agreements	81,923	—
Distribution agreements	1,499	—
Accumulated amortization	$338,958	$—
The Company’s intangible assets at March 31, 2022 and December 31, 2021 include the following:

Description	Estimated Economic Life	March 31, 2022	December 31, 2021
Developed technologies	10 years	$19,382,401	$18,882,401
Lease intangible	30 years	3,621,488	3,621,488
License agreements	10 years	510,752	510,752
In-process research and development	10 years	—	350,000
Customer agreements	1 year	122,885	122,885
Distribution agreements	8 years	19,733	19,733
Trademarks	10 years	7,000	7,000
Accumulated amortization		(907,267)	(338,958)
Intangible assets, net		$22,756,992	$23,175,301
Accumulated amortization as of March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Developed technologies	$691,042	$231,920
Lease intangible	30,325	—
License agreements	60,981	20,625
In-process research and development	—	2,991
Customer agreements	122,613	81,923
Distribution agreements	2,130	1,499
Trademarks	176	—
Accumulated amortization	$907,267	$338,958

Schedule of Future Minimum Amortization Expense	Future minimum amortization expense is as follows at December 31, 2021:

2022	$2,148,222
2023	2,103,108
2024	2,098,956
2025	2,098,956
2026	2,098,956
Thereafter	12,627,103
$23,175,301
Future minimum amortization expense is as follows at March 31, 2022:

Remainder of 2022	$1,592,316
2023	2,118,936
2024	2,114,784
2025	2,114,784
2026	2,114,784
Thereafter	12,701,388
$22,756,992

Schedule of Changes in Intangible Assets and Goodwill
Changes in the intangible assets and goodwill balances for the year ended December 31, 2021 are presented below:

	As of December 31, 2020	Acquisitions	Additions	Impairment	Amortization	As of December 31, 2021
Intangible assets	—	23,125,786	850,000	(461,527)		23,514,259
Accumulated amortization	—	—		230,763	(569,721)	(338,958)
Goodwill	—	18,952,517	—	(6,163,846)	—	12,788,671
Total intangible assets and goodwill	—	42,078,303	850,000	(6,394,610)	(569,721)	35,963,972
All intangibles and goodwill are associated with the Renewable Energy Products segment.
Changes in the intangible assets and goodwill balances for the three months ended March 31, 2022 are presented below:

	As of December 31, 2021	Additions	Impairment	Amortization	As of March 31, 2022
Intangible assets	23,514,259	500,000	(350,000)		23,664,259
Accumulated amortization	(338,958)		—	(568,309)	(907,267)
Goodwill	12,788,671	—	—	—	12,788,671
Total intangible assets and goodwill	35,963,972	500,000	(350,000)	(568,309)	35,545,663